Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the carrying amount of goodwill
Goodwill, balance beginning	$ 24,089	$ 22,208
Impact of foreign currency translation adjustments	(1,174)	1,881
Goodwill, balance ending	22,915	24,089
E&P Technology & Services
Changes in the carrying amount of goodwill
Goodwill, balance beginning	2,943	2,943
Impact of foreign currency translation adjustments	0	0
Goodwill, balance ending	2,943	2,943
Optimization Software & Services
Changes in the carrying amount of goodwill
Goodwill, balance beginning	21,146	19,265
Impact of foreign currency translation adjustments	(1,174)	1,881
Goodwill, balance ending	$ 19,972	$ 21,146